Document and Entity Information	12 Months Ended
Jun. 30, 2020 shares
Registrant CIK	0000852747
Fiscal Year End	--06-30
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period Start Date	Jul. 01, 2019
Document Period End Date	Jun. 30, 2020
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-17863
Entity Registrant Name	CONTINENTAL ENERGY CORP
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	1500-1055 West Georgia Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6E 4N7
Entity Address, Country	CA
Entity Address, Address Description	Address of principal registered, records, and executive office
Entity Common Stock, Shares Outstanding	174,715,381
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Accounting Standard	International Financial Reporting Standards
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Business Contact
Entity Address, Address Line One	1500-1055 West Georgia Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6E 4N7
Entity Address, Country	CA
Contact Personnel Name	Phil Garrison
Contact Personnel Email Address	phil@continentalenergy.com